COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2026 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2027	¥ 29,572,996	$ 4,358,520
2028	300,000	44,215
2029	300,000	44,215
2030	300,000	44,215
2031	150,000	22,107
Total minimum payments required	¥ 30,622,996	$ 4,513,272